Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Deferred revenue	$845,372	$829,839
Accounts payable and accrued expenses	488,043	465,665
Accrued interest	402,058	408,106
Derivative liabilities (Note 12)	89,457	15,440
Operating lease liabilities	48,580	55,777
	$1,873,510	$1,774,827